Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	SPRING VALLEY ACQUISITION CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001822966
Amendment Flag	true
Amendment Description	Amendment No. 2